Note 6 - Long-Term Debt (Detail) - Principal Maturities of Long-Term Debt (USD $)	Dec. 30, 2012
Total	$ 44,647,285
Amount Based On December 30, 2012 Terms [Member]
2013	6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269
Total	$ 44,647,285